Segment reporting (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of segment reporting [Line Items]
External Customers	₨ 39,885,580	$ 466,054	₨ 35,633,922	₨ 33,403,726
Unallocated expenses:
Depreciation and amortization	(5,633,054)	(65,821)	(4,773,414)	(3,971,865)
Other income / (expense), net	363,968	4,253	378,973	324,021
Finance income	12,632	148	108	10,291
Profit / (loss) before tax	(286,412)	(3,346)	352,039	1,021,021
Income tax (expense) / benefit	(498,546)	(5,825)	(183,100)	(346,499)
Profit / (loss) for the year	(2,256,791)	$ (26,370)	(2,399,411)	(2,647,757)
Network Connectivity Services
Disclosure of segment reporting [Line Items]
External Customers	15,781,397		14,661,136	13,290,510
Intersegment Revenues	0		0	0
Operating expenses	(13,919,660)		(12,319,398)	(11,125,798)
Intersegment Expenses	(251,796)		(251,796)	(250,085)
Segment operating income / (loss)	1,609,941		2,089,942	1,914,627
Data Center Services
Disclosure of segment reporting [Line Items]
External Customers	14,195,939		11,053,956	10,125,610
Intersegment Revenues	87,753		87,753	87,749
Operating expenses	(7,768,474)		(6,425,331)	(6,085,634)
Intersegment Expenses	0		0	0
Segment operating income / (loss)	6,515,218		4,716,378	4,127,725
Total Segments [Member]
Disclosure of segment reporting [Line Items]
External Customers	39,885,580		35,633,922	33,403,726
Intersegment Revenues	309,214		309,214	307,503
Operating expenses	(32,299,980)		(28,849,641)	(27,110,545)
Intersegment Expenses	(309,214)		(309,214)	(307,503)
Segment operating income / (loss)	7,585,600		6,784,281	6,293,181
Unallocated expenses:
Support Service Unit Costs	(59,723)		9,571	2,420
Depreciation and amortization	(5,633,054)		(4,773,414)	(3,971,865)
Other income / (expense), net	551,812		535,127	363,733
Finance income	12,632		108	10,291
Finance expenses	(2,743,679)		(2,203,634)	(1,676,739)
Profit / (loss) before tax	(286,412)		352,039	1,021,021
Income tax (expense) / benefit	(498,546)		(183,100)	(346,499)
Profit / (loss) for the year	(784,958)		168,939	674,522
Digital Services
Disclosure of segment reporting [Line Items]
External Customers	9,908,244		9,918,830	9,987,606
Intersegment Revenues	221,461		221,461	219,754
Operating expenses	(10,611,846)		(10,104,912)	(9,899,113)
Intersegment Expenses	(57,418)		(57,418)	(57,418)
Segment operating income / (loss)	₨ (539,559)		₨ (22,039)	₨ 250,829